Overlay Shares Small Cap Equity ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%		Shares	Value
iShares Core S&P Small-Cap ETF(a)(b)		82,997	$7,987,632
TOTAL EXCHANGE TRADED FUNDS (Cost $8,505,867)			7,987,632

OPTIONS PURCHASED - 0.0%	Notional	Contracts(f)	Value
Put Options - 0.0%(c)(d)(e)			$–
S&P 500 Index		–	$–
Expires December 4, 2023 at $4,400.00	1,827,120	4	70
Expires December 6, 2023 at $4,375.00	1,370,340	3	135
Expires December 8, 2023 at $4,375.00	1,370,340	3	390
Expires December 11, 2023 at $4,400.00	1,827,120	4	950
Expires December 13, 2023 at $4,390.00	1,370,340	3	1,365
Total Put Options			2,910
TOTAL OPTIONS (Cost $7,219)			2,910

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%		Shares
First American Government Obligations Fund - Class X, 5.29%(g)		98,418	98,418
TOTAL SHORT-TERM INVESTMENTS (Cost $98,418)			98,418

TOTAL INVESTMENTS - 101.0% (Cost $8,611,504)			$8,088,960
Liabilities in Excess of Other Assets - (1.0)%			(81,980)
TOTAL NET ASSETS - 100.0%			$8,006,980

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $2,832,247.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.
(f)	Each contract has a multiplier of 100.
(g)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Overlay Shares Small Cap Equity ETF
Schedule of Written Options
as of November 30, 2023 (Unaudited)

Options Written - (0.2)% (a)	Notional	Contracts(b)	Value
Put Options - (0.2)%
S&P 500 Index	0	0	–
Expires December 4, 2023 at $4,535.00	$1,827,120	4	$2,480
Expires December 6, 2023 at $4,500.00	1,370,340	3	1,380
Expires December 8, 2023 at $4,510.00	1,370,340	3	2,985
Expires December 11, 2023 at $4,530.00	1,827,120	4	6,540
Expires December 13, 2023 at $4,520.00	1,370,340	3	6,135
Total Put Options			19,520
Total Options Written (Premiums received $38,008)			19,520

(a)	Exchange-traded.
(b)	Each contract has a multiplier of 100.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:

Overlay Shares Small Cap Equity ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$7,987,632	$–	$–	$7,987,632
Options	–	2,910	–	2,910
Money Market Funds	98,418	–	–	98,418
Total Investments	$8,086,050	$2,910	$–	$8,088,960

Investments Sold Short:
Options	$–	$19,520	$–	$19,520
Total Investments Sold Short	$–	$19,520)	$–	$19,520